Platform & Application Expenses - Summary of Platform & Application Expenses (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Oct. 01, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Material Income And Expense [Line Items]
Wages and salaries				$ 108,018	$ 57,388
Contractors and consultants expense	$ 654
Share based compensation		$ 12,300	$ 500	9,557	7,966
Social security and pension contributions				13,404	8,254
Depreciation and amortization		13,322	6,459	14,487	2,496
Total		$ 21,377	$ 12,898	48,664	16,948
Platform Application Expenses [Member]
Material Income And Expense [Line Items]
Wages and salaries				24,540	5,676
Contractors and consultants expense				2,922	7,381
Share based compensation				625	575
Social security and pension contributions				2,776	974
Staffing, training and recruitment				175	145
Insurance				103	1,015
Depreciation and amortization				11,088	1,182
Impairment				6,436	0
Total				$ 48,664	$ 16,948